Summary of Significant Accounting Policies - Schedule of Useful Life of Property Plant and Equipment (Detail)	Dec. 31, 2025
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	29 years
Electronic Equipment and Office Furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Electronic Equipment and Office Furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember